INCOME TAXES (Details Narrative) - Key Mining Corp [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating loss carryforwards	$ 15.2
Operating loss carryforwards limitations on use	no expiration which are subject to an 80% limitation upon utilization
Operating loss carryforwards valuation allowance	$ 503,452.0	$ 503,452.0